Equity Incentive Plan - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		8 Months Ended		12 Months Ended
	Jan. 12, 2011	Aug. 19, 2014	Aug. 20, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 30, 2014	Jan. 25, 2010
Common stock par value				$ 0.01	$ 0.01
Unrecognized compensation cost related to non-vested share-based compensation arrangements granted				$ 691	$ 2,419	$ 5,999
Allocated Share-based Compensation Expense				$ 1,728	$ 3,580	$ 6,590
Equity Incentive Plan 2008
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								21,834,055
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011
Ocean Rig's shares granted	1
Vesting period	8 years
Vested number of shares				1
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Before reverse stock splits
Ocean Rig's shares granted	9,000,000
Grant date fair value	$ 5.5
Vested number of shares				8,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share-based Compensation Award, Tranche One
Vested number of shares on grant date	1
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share-based Compensation Award, Tranche One | Before reverse stock splits
Vested number of shares on grant date	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share-based Compensation Award, Tranche Two
Rights exercise period	11 months 18 days
Vested in period	0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share-based Compensation Award, Tranche Two | Before reverse stock splits
Vested in period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share-based Compensation Award, Tranche Three
Rights exercise period	1 year 11 months 18 days
Vested in period	0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share-based Compensation Award, Tranche Three | Before reverse stock splits
Vested in period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Four
Rights exercise period	2 years 11 months 18 days
Vested in period	0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Four | Before reverse stock splits
Vested in period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Five
Rights exercise period	3 years 11 months 18 days
Vested in period	0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Five | Before reverse stock splits
Vested in period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Six
Rights exercise period	4 years 11 months 18 days
Vested in period	0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Six | Before reverse stock splits
Vested in period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Seven
Rights exercise period	5 years 11 months 18 days
Vested in period	0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Seven | Before reverse stock splits
Vested in period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Eight
Rights exercise period	6 years 11 months 18 days
Vested in period	0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Eight | Before reverse stock splits
Vested in period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Nine
Rights exercise period	7 years 11 months 18 days
Vested in period	0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Nine | Before reverse stock splits
Vested in period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 20 August 2013
Ocean Rig's shares granted			1
Vesting period			2 years
Common stock par value			$ 0.01
Vested number of shares					1
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 20 August 2013 | Before reverse stock splits
Ocean Rig's shares granted			1,000,000
Grant date fair value			$ 2.01
Vested number of shares					1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 20 August 2013 | Share-based Compensation Award, Tranche One
Vested number of shares on grant date			1
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 20 August 2013 | Share-based Compensation Award, Tranche One | Before reverse stock splits
Vested number of shares on grant date			333,334
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 20 August 2013 | Share-based Compensation Award, Tranche Two
Rights exercise period			1 year
Vested in period			0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 20 August 2013 | Share-based Compensation Award, Tranche Two | Before reverse stock splits
Vested in period			333,333
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 20 August 2013 | Share-based Compensation Award, Tranche Three
Rights exercise period			2 years
Vested in period			0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 20 August 2013 | Share-based Compensation Award, Tranche Three | Before reverse stock splits
Vested in period			333,333
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 19 August 2014
Ocean Rig's shares granted		0
Vesting period		3 years
Common stock par value		$ 0.01
Vested number of shares					0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 19 August 2014 | Before reverse stock splits
Ocean Rig's shares granted		1,200,000
Grant date fair value		$ 3.26
Vested number of shares					1,200,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 19 August 2014 | Share-based Compensation Award, Tranche One
Rights exercise period		4 months 13 days
Vested in period		0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 19 August 2014 | Share-based Compensation Award, Tranche One | Before reverse stock splits
Vested in period		400,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 19 August 2014 | Share-based Compensation Award, Tranche Two
Rights exercise period		1 year 4 months 13 days
Vested in period		0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 19 August 2014 | Share-based Compensation Award, Tranche Two | Before reverse stock splits
Vested in period		400,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 19 August 2014 | Share-based Compensation Award, Tranche Three
Rights exercise period		2 years 4 months 13 days
Vested in period		0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 19 August 2014 | Share-based Compensation Award, Tranche Three | Before reverse stock splits
Vested in period		400,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 30 December 2014
Ocean Rig's shares granted							0
Vesting period							3 years
Common stock par value							$ 0.01
Vested number of shares				0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 30 December 2014 | Before reverse stock splits
Ocean Rig's shares granted							2,100,000
Grant date fair value							$ 1.07
Vested number of shares				2,100,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 30 December 2014 | Share-based Compensation Award, Tranche One
Rights exercise period							1 year 1 day
Vested in period							0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 30 December 2014 | Share-based Compensation Award, Tranche One | Before reverse stock splits
Vested in period							700,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 30 December 2014 | Share-based Compensation Award, Tranche Two
Rights exercise period							2 years 1 day
Vested in period							0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 30 December 2014 | Share-based Compensation Award, Tranche Two | Before reverse stock splits
Vested in period							700,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 30 December 2014 | Share-based Compensation Award, Tranche Three
Rights exercise period							3 years 1 day
Vested in period							0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 30 December 2014 | Share-based Compensation Award, Tranche Three | Before reverse stock splits
Vested in period							700,000